FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as at June 30, 2022 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
Receiving floating pay fixed	50,000	April 2022*	March 2032	2.17%
	450,000
•SOFR-based forward-looking swap: first payment date for the interest rate swap is September 2024.
Carrying Value and Fair Value of Financial Instruments	The carrying value and estimated fair value of our financial instruments at June 30, 2022 and December 31, 2021 are as follows:

		2022	2022	2021	2021
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	163,981	163,981	197,032	197,032
Restricted cash	1	4,340	4,340	12,985	12,985
Marketable securities	1	1,336	1,336	1,684	1,684
Related party shareholder loans	2	837	837	6,187	6,187
Derivative assets	2	18,987	18,987	2,679	2,679
Liabilities
Long term debt - floating	2	1,210,075	1,210,075	1,273,723	1,273,723
Derivative liabilities	2	202	202	10,364	10,364